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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number: 811-21502


                      RMR HOSPITALITY AND REAL ESTATE FUND
               (Exact name of registrant as specified in charter)
                                400 CENTRE STREET
                           NEWTON, MASSACHUSETTS 02458
               (Address of principal executive offices) (Zip code)


      (NAME AND ADDRESS OF AGENT                        COPY TO:
        FOR SERVICE OF PROCESS)
                                                  ROBERT N. HICKEY, ESQ.
                                                 Sullivan & Worcester LLP
     THOMAS M. O'BRIEN, PRESIDENT                  1666 K Street, NW
 RMR Hospitality And Real Estate Fund            Washington, DC 20006
         400 Centre Street
     Newton, Massachusetts 02458                 KAREN JACOPPO-WOOD, ESQ.
                                           State Street Bank and Trust Company
                                               One Federal Street, 9th Floor
                                                Boston, Massachusetts 02110


       Registrant's telephone number, including area code: (617) 332-9530

                      Date of fiscal year end: December 31
                     Date of reporting period: June 30, 2004


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ITEM 1. PROXY VOTING RECORD

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        ISSUER:                                            COMMERCIAL NET LEASE REALTY, INC.

        TICKER:                                            NNN                    CUSIP NO.:             202218103
        SHAREHOLDER MEETING DATE:                          8/5/2004               MEETING TYPE:          ANNUAL
        RECORD DATE:                                       6/2/2004

                                                                                  MANAGEMENT             VOTE
       # PROPOSAL                                                                 RECOMMENDATION:        CAST:        PROPOSED BY:
     1.1 Elect Director R. Bourne                                                 For                    For          Management
     1.2 Elect Director K. Habicht                                                For                    For          Management
     1.3 Elect Director C. Hinkle                                                 For                    For          Management
     1.4 Elect Director R. Jennings                                               For                    For          Management
     1.5 Elect Director T. Lanier                                                 For                    For          Management
     1.6 Elect Director R. Legler                                                 For                    For          Management
     1.7 Elect Director C. MacNab                                                 For                    For          Management
     1.8 Elect Director R. Martinez                                               For                    For          Management
     1.9 Elect Director J. Seneff                                                 For                    For          Management

      2 Eliminate supermajority voting requirements for                           For                    For          Management
        for stockholders to approve certain transactions.

      3 Increase number of authorized shares of                                   For                    For          Management
        common stock.

      4 Conform the definition of independent director                            For                    For          Management
        to corporate governance rules.

      5 Modify procedure for filling vacancies on the                             For                    For          Management
        board of directors.

      6 Modify requirements for shareholder approval                              For                    For          Management
        in accordance with "Best Practices" in corporate
        governance.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


RMR HOSPITALITY AND REAL ESTATE FUND


/s/ THOMAS M. O'BRIEN                       /s/ MARK L. KLEIFGES
---------------------                       --------------------
THOMAS M. O'BRIEN                           MARK L. KLEIFGES
PRESIDENT                                   TREASURER


Date: August 23, 2004